COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
COMMON STOCK OPTIONS AND WARRANTS

NOTE 15 – COMMON STOCK OPTIONS AND WARRANTS

Options

2019

During the first quarter of 2019, 8,572 options were granted to a new Board Member.  Of those options granted, 50% vested immediately and 50% will be vested after 12 months of service to the Board. Value of the options granted was $20,070.

During the second quarter of 2019, 14,286 options were forfeited by a member of the senior management team who resigned and agreed to forfeit 100% of those options even though 50% had already vested.  The options were originally valued at $43,864, all of which was expensed prior to the forfeiture.

During the third quarter of 2019, 8,572 options were granted to a new Board Member.  Of those options granted, 50% vested immediately and 50% will be vested after 12 months of service to the Board.  Value of the options granted was $32,092.

2018

During the second quarter of 2018, 160,152 incentive stock options were issued to staff and Directors under the 2016 Equity Compensation plan. Of those options, 131,143 vested immediately, and 29,009 had a 1-year vesting.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2017	—	$—	—	—
Granted	160,152	$14.00	5.0	—
Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Exercisable at December 31, 2018	145,858	$14.00	4.3	—

Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Granted	17,144	$14.00	5.0	—
Forfeited	(14,286)	$14.00	—	—
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Exercisable at December 31, 2019	154,438	$14.00	3.4	—

The fair value of the incentive stock option grants for the year ended December 31, 2019 were estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2019	2018
Risk free interest rate	1.40% - 2.44%	2.59%
Expected term in years	2.76 – 3.25	2.5 – 2.76
Dividend yield	—	—
Volatility of common stock	117.18% - 151.43%	197.13% - 207.27%
Estimated annual forfeitures	—	—

Warrants

2019

During the first quarter of 2019, 214,286 warrants were exercised for cash in the amount of $1,650,000 and 38 warrants expired.

During the second quarter of 2019, a total of 113,328 warrants were exercised of which 66,756 were for cash in the amount of $137,500 and 46,572 were cashless in exchange for 9,878 shares of common stock. Total common stock issued was 76,634 shares.

During the third quarter of 2019, 44,644 warrants were issued in connection with a $1,000,000 working capital loan (see Note 7).  Additionally, 19,643 warrants were exercised for cash in the amount of $151,250.

During the fourth quarter of 2019, 357 warrants were exercised for cash in the amount of $2,750.

2018

During the third quarter of 2018, a shareholder exercised 21,429 warrants in the amount of $195,000.

During the fourth quarter of 2018, the Board approved the issuance of warrants to purchase 35,444 shares of the Company’s Common Stock to six shareholders.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2017	1,801,166	$9.10	4.9	—
Warrants expired, forfeited, cancelled or exercised	(21,429)
Warrants issued	35,444	$9.10	4.9	—
Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—

Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—
Warrants expired, forfeited, cancelled or exercised	(338,575)
Warrants issued	44,644	$7.70	4.9	—
Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Exercisable at December 31, 2019	1,521,250	$8.78	2.8	—